Subsequent Events (Details) - Subsequent Events [Member] $ / shares in Units, $ in Thousands	Feb. 11, 2025 USD ($) $ / shares
Board of Directors [Member]
Subsequent Events [Line Items]
Number of options grants	10,500,000
Restricted Share Units (RSU) [Member]
Subsequent Events [Line Items]
Number of options grants	10,500,000
Options [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.4
Options exercised period	5 years
Options and RSUs [Member]
Subsequent Events [Line Items]
Vesting period	3 years
Estimated fair value (in Dollars) | $	$ 282
ADS [Member]
Subsequent Events [Line Items]
Number of options grants	52,500
ADS [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Number of options grants	52,500